                    METLIFE INVESTORS USA INSURANCE COMPANY

                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                             MARQUIS(SM) PORTFOLIOS
             (OFFERED BETWEEN NOVEMBER 7, 2005 AND APRIL 30, 2012)
                                  VINTAGE L(SM)
                                  VINTAGE XC(SM)
                                PRIMELITE III(SM)
                                 PRIMELITE IV(SM)

                       SUPPLEMENT DATED OCTOBER 18, 2013
                      TO THE PROSPECTUS (AS SUPPLEMENTED)


MetLife Investors USA Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain variable investment options ("Existing Funds") and substitute new options ("Replacement Funds"). The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund. To the extent that a Replacement Fund is not currently available as an investment option under your Contract, such Replacement Fund will be added as an investment option on or before the date of the substitution. Please retain this supplement and keep it with the prospectus.

The Company believes that the proposed substitutions are in the best interest of Contract holders. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about April 28, 2014.

The proposed substitution and respective adviser and/or sub-advisers applicable to all of the above-listed Contracts are:

EXISTING FUND AND CURRENT ADVISER (WITH CURRENT             REPLACEMENT FUND AND SUB-ADVISER
SUB-ADVISER AS NOTED)

ClearBridge Variable All Cap Value Portfolio - Class I      T. Rowe Price Large Cap Value Portfolio - Class E
------------------------------------------------------      --------------------------------------------------
Legg Mason Partners Fund Advisor, LLC                       T. Rowe Price Associates, Inc.
(ClearBridge Investments, LLC)

The proposed substitutions applicable to PrimElite III and PrimElite IV Contracts only are:


EXISTING FUND AND CURRENT ADVISER (WITH CURRENT             REPLACEMENT FUND AND SUB-ADVISER
SUB-ADVISER AS NOTED)

Invesco V.I. Growth and Income Fund - Series II             Invesco Comstock Portfolio - Class B
-----------------------------------------------             ------------------------------------
Invesco Advisers, Inc.                                      Invesco Advisers, Inc.

UIF U.S. Real Estate Portfolio - Class I                    Clarion Global Real Estate Portfolio - Class A
----------------------------------------                    ----------------------------------------------
Morgan Stanley Investment Management Inc.                   CBRE Clarion Securities LLC

The proposed substitutions applicable to PrimElite IV Contracts only are:


EXISTING FUND AND CURRENT ADVISER (WITH CURRENT             REPLACEMENT FUND AND SUB-ADVISER
SUB-ADVISER AS NOTED)

Invesco V.I. American Value Fund - Series II                Invesco Mid Cap Value Portfolio - Class B
--------------------------------------------                -----------------------------------------
Invesco Advisers, Inc.                                      Invesco Advisers, Inc.

Invesco V.I. Global Real Estate Fund - Series II            Clarion Global Real Estate Portfolio - Class B
------------------------------------------------            ----------------------------------------------
Invesco Advisers, Inc.                                      CBRE Clarion Securities LLC
(Invesco Asset Management Limited)

Please note that:

..    No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

..    The elections you have on file for allocating your account value, purchase payments and deductions will be redirected to the Replacement Fund unless you change your elections and transfer your funds before the substitution takes place.

..    You may transfer amounts in your Contract among the variable investment options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit frequent transfer activities by Contract owners or agents of Contract owners.

..    If you make one transfer from one of the above Existing Funds into one or more other subaccounts before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution. In addition, if you make one transfer from an Existing Fund into a subaccount before the substitution or from a Replacement Fund within 30 days after the substitution, the transfer will not be treated as one of a limited number of transfers (or exchanges) permitted under your Contract.

..    On the effective date of the substitution, your account value in the variable investment option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

..    There will be no tax consequences to you.

In connection with the substitutions, we will send you a prospectus for the Replacement Funds, as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.